Revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Cash and settlement service fees	₽ 512	₽ 932	₽ 2,980
Platform and marketing services related fees	794	157	98
Fees for guarantees issued	440	121	25
Other revenue	208	228	122
Total other revenue	₽ 1,954	₽ 1,438	₽ 3,225